Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Short Duration, Government and Agency Fixed Income Funds
Class A, Class C, Institutional, Administration, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the
Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund
(the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated July 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s principal investment strategy. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, or (iii) each Fund’s investment objective.
The Goldman Sachs Government Income Fund currently has a non‑fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities (“80% Policy”). On the Effective Date, the Fund’s 80% Policy will be revised to reflect that the Fund will invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including Agency Mortgage-Backed Securities and repurchase agreements collateralized by such securities.
Additionally, on the Effective Date, the Goldman Sachs Enhanced Income Fund will adopt a non‑fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities and derivatives that have similar economic characteristics to such securities.
Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph under the Goldman Sachs Enhanced Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Enhanced Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non‑investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The following replaces in its entirety the first paragraph under the Goldman Sachs Government Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Government Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities. The remainder of the Fund’s Net Assets may be invested in non‑government securities such as privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities and corporate securities. The Fund also intends to invest in derivatives, including (but not limited to) futures, swaps, options on swaps and other derivative instruments, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

Goldman Sachs Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Short Duration, Government and Agency Fixed Income Funds
Class A, Class C, Institutional, Administration, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the
Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund
(the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated July 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s principal investment strategy. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, or (iii) each Fund’s investment objective.
The Goldman Sachs Government Income Fund currently has a non‑fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities (“80% Policy”). On the Effective Date, the Fund’s 80% Policy will be revised to reflect that the Fund will invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including Agency Mortgage-Backed Securities and repurchase agreements collateralized by such securities.
Additionally, on the Effective Date, the Goldman Sachs Enhanced Income Fund will adopt a non‑fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities and derivatives that have similar economic characteristics to such securities.
Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph under the Goldman Sachs Enhanced Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Enhanced Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non‑investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Short Duration, Government and Agency Fixed Income Funds
Class A, Class C, Institutional, Administration, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the
Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund
(the “Funds”)
Supplement dated February 21, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated July 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s principal investment strategy. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, or (iii) each Fund’s investment objective.
The Goldman Sachs Government Income Fund currently has a non‑fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities (“80% Policy”). On the Effective Date, the Fund’s 80% Policy will be revised to reflect that the Fund will invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including Agency Mortgage-Backed Securities and repurchase agreements collateralized by such securities.
Additionally, on the Effective Date, the Goldman Sachs Enhanced Income Fund will adopt a non‑fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed income securities and derivatives that have similar economic characteristics to such securities.
Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces in its entirety the first paragraph under the Goldman Sachs Government Income Fund—Summary—Principal Strategy” section in the Funds’ Prospectuses and “Principal Strategy” section in the Goldman Sachs Government Income Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities that are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and repurchase agreements collateralized by such securities. The remainder of the Fund’s Net Assets may be invested in non‑government securities such as privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities and corporate securities. The Fund also intends to invest in derivatives, including (but not limited to) futures, swaps, options on swaps and other derivative instruments, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.